Income Taxes (Details5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets
Tax loss carry-forward	$ (1,675)	$ (920)
Other deferred income tax assets	(338)	(755)
Total deferred income tax assets	(2,013)	(1,675)
Deferred income tax liabilities
Intangible assets	(11,173)	(12,360)
Property, plant and equipment, net	(4,787)	(5,513)
Other	(4,575)	(3,430)
Total deferred income tax liabilities	(20,535)	(21,303)
Net deferred income tax liabilities	$ (18,522)	$ (19,628)